U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.


1.       Name and address of issuer:

               Voyageur Investment Trust
               90 South Seventh Street, Suite 4400
               Minneapolis, MN 55402

2.       Name of each series or class of funds for which this notice is filed:

               Voyageur Florida Insured Tax Free Fund
               Voyageur Florida Tax Free Fund
               Voyageur California Insured Tax Free Fund
               Voyageur Utah Tax Free Fund
               Voyageur New Mexico Tax Free Fund
               Voyageur Missouri Insured Tax Free Fund
               Voyageur Kansas Tax Free Fund
               Voyageur Washington Insured Tax Free Fund
               Voyageur Oregon Insured Tax Free Fund

3.       Investment Company Act File Number:

               811-6411

         Securities Act File Number:

               33-42827

4.       Last day of fiscal year for which this notice is filed:

               December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

               N/A

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

               N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

               -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2.

               -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

               4,168,610 shares  $43,860,853

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               4,168,610 shares  $43,860,853

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

               657,250 shares    $6,838,205


12.      Calculation of registration fee:
         (i)      Aggregate sale price of securities sold during the fiscal year
                  in reliance on rule 24f-2 (from Item 10):                               $ 43,860,853
                                                                                          ------------
         (ii)     Aggregate price of shares issued in connection with dividend
                  reinvestment plans (from Item 11, if applicable):                        + 6,838,205
                                                                                          ------------
         (iii)    Aggregate price of shares redeemed or repurchased during the
                  fiscal year (if applicable):                                            - 85,483,367
                                                                                          ------------
         (iv)     Aggregate price of shares redeemed or repurchased and
                  previously applied as a reduction to filing fees pursuant to
                  rule 24e-2 (if applicable):                                                     + --
                                                                                          ------------
         (v)      Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
                  (ii), less line (iii), plus line (iv)] (if applicable):                  (34,784,309)
                                                                                          ------------
         (vi)     Multiplier prescribed by Section 6(b) of the Securities Act of
                  1933 or other applicable law or regulation (see Instruction
                  C.6):                                                                    x 1/33 of 1%
                                                                                          ------------

         (vii)    Fee due [line (i) or line (v) multiplied by line (vii)]:                         -0-
                                                                                          ============


INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
             THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)
                                                                        [ ]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
               N/A

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*                          /s/ Kenneth R. Larsen
                                                   -----------------------------
                                                   Kenneth R. Larsen - Treasurer

Date February 26, 1997

  *Please print the name and title of the signing officer below the signature.



                                February 27, 1997


Voyageur Investment Trust
90 South Seventh Street, Suite 4400
Minneapolis, Minnesota 55402

         Re:      Rule 24f-2 Notice for Voyageur Investment Trust
                  (File Nos. 33-42827 and 811-6411)

Dear Sir or Madam:

                  We have acted as counsel to Voyageur Investment Trust, a Massachusetts business trust (the "Trust"), in connection with the Trust's Registration Statement on Form N-1A (File Nos. 33-42827 and 811-6411). This opinion is addressed to you in connection with a filing by the Trust of a notice (the "Notice") pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. In that connection, we have examined such documents and have reviewed such questions of law as we have considered necessary and appropriate for the purpose of this opinion. Based thereon, we advise you that, in our opinion, the 4,825,860 common shares of beneficial interest, without par value, sold by the Trust during the fiscal year ended December 31, 1996, as set forth in the Notice, were legally issued, have been fully paid, and are nonassessable, if issued and sold upon the terms and in the manner set forth in the Registration Statement of the Trust referred to above.

         Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for obligations of or claims against the Trust and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or any officer or officers of the Trust. The Agreement and Declaration of Trust provides for indemnification out of the property of the Trust for all loss and expense of any shareholder held personally liable solely by reason of his being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would itself be unable to meet its obligations.

         In rendering the foregoing opinion we express no opinion as to laws other than the statutory law of the Commonwealth of Massachusetts governing voluntary associations.

                                                              Very truly yours,

                                                            /s/ Dorsey & Whitney

KLP